OTHER OPERATING INCOME/(EXPENSES) (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Government grants and subsidized loan gains	R$ 1,864.9	R$ 1,764.8	R$ 1,573.2
Prior year tax credits/(debits)		209.6	218.0
(Additions to)/reversals of provisions	(222.2)	(69.3)	(77.7)
Gains/(losses) on disposals of property, plant and equipment, intangible assets and investments in of associates	85.2	121.3	86.4
Other operating income/(expenses), net	708.0	430.9	229.0
Total	R$ 2,435.9	R$ 2,457.3	R$ 2,028.9